Income Taxes	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income Taxes
3	INCOME TAXES
The Company is a limited liability company and any income or loss is passed through to the tax returns of the members. As such, no provision for income taxes is required.